Derivatives - Summary of Notional Values, Maturity Date and Contractual Fixed Rates of Derivatives Outstanding Included In Other Assets and Other Liabilities (Detail) (Not Designated as Hedging Instrument [Member], USD $)
In Thousands, unless otherwise specified
			12 Months Ended								12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2013 Interest rate contracts [Member] Pay Floating, Receive Fixed Due Twenty Seventeen [Member]	Dec. 31, 2013 Interest rate contracts [Member] Pay Floating, Receive Fixed Due Twenty Eighteen [Member]	Dec. 31, 2013 Interest rate contracts [Member] Pay Floating, Receive Fixed Due Twenty Twenty [Member]	Dec. 31, 2013 Interest rate contracts [Member] Pay Floating, Receive Fixed Due Twenty Twenty One [Member]	Dec. 31, 2013 Interest rate contracts [Member] Pay Floating, Receive Fixed Due Twenty Twenty Three [Member]	Dec. 31, 2013 Interest rate contracts [Member] Pay Floating, Receive Fixed Due Twenty Twenty Six [Member]	Jun. 30, 2014 Interest rate contracts [Member] Pay floating, receive fixed [Member]	Dec. 31, 2013 Interest rate contracts [Member] Pay floating, receive fixed [Member]	Dec. 31, 2013 Interest rate contracts [Member] Pay Fixed, Receive Floating Due Twenty Seventeen [Member]	Dec. 31, 2013 Interest rate contracts [Member] Pay Fixed, Receive Floating Due Twenty Eighteen [Member]	Dec. 31, 2013 Interest rate contracts [Member] Pay Fixed, Receive Floating Due Twenty Twenty [Member]	Dec. 31, 2013 Interest rate contracts [Member] Pay Fixed, Receive Floating Due Twenty Twenty One [Member]	Dec. 31, 2013 Interest rate contracts [Member] Pay Fixed, Receive Floating Due Twenty Twenty Three [Member]	Dec. 31, 2013 Interest rate contracts [Member] Pay Fixed, Receive Floating Due Twenty Twenty Six [Member]	Jun. 30, 2014 Interest rate contracts [Member] Pay fixed, receive floating [Member]	Dec. 31, 2013 Interest rate contracts [Member] Pay fixed, receive floating [Member]	Dec. 31, 2013 Derivative Assets [Member] Interest rate contracts [Member]	Dec. 31, 2013 Derivative Assets [Member] Interest rate contracts [Member] Pay Floating, Receive Fixed Due Twenty Seventeen [Member]	Dec. 31, 2013 Derivative Assets [Member] Interest rate contracts [Member] Pay Floating, Receive Fixed Due Twenty Eighteen [Member]	Dec. 31, 2013 Derivative Assets [Member] Interest rate contracts [Member] Pay Floating, Receive Fixed Due Twenty Twenty [Member]	Dec. 31, 2013 Derivative Assets [Member] Interest rate contracts [Member] Pay Floating, Receive Fixed Due Twenty Twenty One [Member]	Dec. 31, 2013 Derivative Assets [Member] Interest rate contracts [Member] Pay Floating, Receive Fixed Due Twenty Twenty Three [Member]	Dec. 31, 2013 Derivative Assets [Member] Interest rate contracts [Member] Pay Floating, Receive Fixed Due Twenty Twenty Six [Member]	Dec. 31, 2013 Derivative Assets [Member] Interest rate contracts [Member] Pay floating, receive fixed [Member]	Dec. 31, 2013 Derivative Liabilities [Member] Interest rate contracts [Member]	Dec. 31, 2013 Derivative Liabilities [Member] Interest rate contracts [Member] Pay Floating, Receive Fixed Due Twenty Twenty Three [Member]	Dec. 31, 2013 Derivative Liabilities [Member] Interest rate contracts [Member] Pay floating, receive fixed [Member]	Dec. 31, 2013 Derivative Liabilities [Member] Interest rate contracts [Member] Pay Fixed, Receive Floating Due Twenty Seventeen [Member]	Dec. 31, 2013 Derivative Liabilities [Member] Interest rate contracts [Member] Pay Fixed, Receive Floating Due Twenty Eighteen [Member]	Dec. 31, 2013 Derivative Liabilities [Member] Interest rate contracts [Member] Pay Fixed, Receive Floating Due Twenty Twenty [Member]	Dec. 31, 2013 Derivative Liabilities [Member] Interest rate contracts [Member] Pay Fixed, Receive Floating Due Twenty Twenty One [Member]	Dec. 31, 2013 Derivative Liabilities [Member] Interest rate contracts [Member] Pay Fixed, Receive Floating Due Twenty Twenty Three [Member]	Dec. 31, 2013 Derivative Liabilities [Member] Interest rate contracts [Member] Pay Fixed, Receive Floating Due Twenty Twenty Six [Member]	Dec. 31, 2013 Derivative Liabilities [Member] Interest rate contracts [Member] Pay fixed, receive floating [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivatives, maturity year			2017	2018	2020	2021	2023	2026			2017	2018	2020	2021	2023	2026
Derivative Assets, Notional	$ 292,497	$ 126,011	$ 942	$ 41,228	$ 10,516	$ 913	$ 67,555	$ 4,857	$ 292,497	$ 126,011
Derivative Liabilities, Notional	$ 358,969	$ 213,090					$ 43,539		$ 33,236	$ 43,539	$ 942	$ 41,228	$ 10,516	$ 913	$ 111,095	$ 4,857	$ 325,733	$ 169,551
Derivative, Fixed Interest Rate																				3.90%			4.46%		4.45%					3.90%			4.46%		4.45%
Derivative, Lower Range of Fixed Interest Rate																			3.16%		3.95%	4.71%		3.16%		3.16%	3.16%	4.60%	4.60%		3.95%	4.71%		3.16%		3.16%
Derivative, Higher Range of Fixed Interest Rate																			6.69%		5.84%	6.66%		6.69%		6.69%	6.69%	4.91%	4.91%		5.84%	6.66%		6.69%		6.69%